    As filed with the Securities and Exchange Commission on August 26, 2008

                                                File Nos. 333-140575; 811-21892

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


     Registration Statement Under The Securities Act of 1933                        [X]
                          Pre-Effective Amendment No.                               [_]
                          Post-Effective Amendment No. 4                            [X]

                             and/or

  Registration Statement Under the Investment Company Act of 1940                   [X]
                        Amendment No. 22                                            [X]
                (Check Appropriate Box or Boxes)


                 Genworth Life & Annuity VA Separate Account 2
                          (Exact Name of Registrant)

                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)

                 6610 W. Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                             6610 W. Broad Street
                           Richmond, Virginia 23230
                    (Name and Address of Agent for Service)

          -------------------------------------------------

Approximate Date of Proposed Public Offering:   As soon as practicable after
the effective date of this Registration Statement.

It is proposed that this filing will become effective:


[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on [date] pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Flexible Purchase Payment Variable Deferred Annuity Contracts

================================================================================

                     SUPPLEMENT DATED SEPTEMBER 8, 2008 TO

                       PROSPECTUS DATED MAY 1, 2008 FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

A. Portfolios Not Available to New Contracts

The following Portfolios are not available as investment options under contracts issued on or after September 8, 2008:

   AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II Shares BlackRock Variable Series Funds, Inc. -- BlackRock Large Cap Growth V.I.
   Fund -- Class III Shares
   GE Investments Funds, Inc. -- Income Fund -- Class 1 Shares
   GE Investments Funds, Inc. -- Mid-Cap Equity Fund -- Class 1 Shares
   GE Investments Funds, Inc. -- Premier Growth Equity Fund -- Class 1 Shares
   GE Investments Funds, Inc. -- S&P 500(R) Index Fund
   Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive
     Growth Portfolio -- Class II
   Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental
     Value Portfolio -- Class I
   MFS(R) Variable Insurance Trust -- MFS(R) Investors Trust Series -- Service Class Shares
   Oppenheimer Variable Account Funds -- Oppenheimer MidCap Fund/VA -- Service Shares
   Rydex Variable Trust -- NASDAQ-100(R) Fund

The table in the "Subaccounts" section of your contract prospectus is revised accordingly.

B. New Subaccounts

Effective September 8, 2008, nine new Subaccounts will be available under your contract. Each new Subaccount will invest in a Portfolio of the Genworth Variable Insurance Trust (the "Trust"). The Portfolios of the Trust (the "Trust Portfolios") are new and are being offered as investment options under the contracts for the first time as of the date of this supplement. The Trust Portfolios are advised by Genworth Financial Wealth Management, Inc. ("GFWM"), an affiliate of Genworth Life and Annuity Insurance Company ("we" or the "Company"). (Capitalized terms not defined in this supplement have the meaning assigned to them in the contract prospectus.)

The Trust Portfolios are:

   Genworth Calamos Growth Fund
   Genworth Columbia Mid Cap Value Fund
   Genworth Davis NY Venture Fund
   Genworth Eaton Vance Large Cap Value Fund
   Genworth Legg Mason Partners Aggressive Growth Fund
   Genworth PIMCO StocksPLUS Fund
   Genworth Putnam International Capital Opportunities Fund
   Genworth Thornburg International Value Fund
   Genworth Western Asset Management Core Plus Fixed Income Fund

42514 SUPPC 08/25/08

Accordingly, the table in the "Subaccounts" section of your contract prospectus is revised by adding the following disclosure:



                   Subaccount Investing In            Investment Objective           Adviser (and Sub-Advisers)
                   ------------------------------------------------------------------------------------------------
GENWORTH VARIABLE  Genworth Calamos Growth     The fund's investment objective     Genworth Financial Wealth
INSURANCE TRUST    Fund                        is long-term capital growth.        Management, Inc. (subadvised
                                                                                   by Calamos Advisors LLC)
                   ------------------------------------------------------------------------------------------------
                   Genworth Columbia Mid Cap   The fund's investment objective     Genworth Financial Wealth
                   Value Fund                  is long-term capital appreciation.  Management, Inc. (subadvised by Columbia Management
                                                                                   Advisors, LLC)
                   ------------------------------------------------------------------------------------------------
                   Genworth Davis NY Venture   The fund's investment objective     Genworth Financial Wealth
                   Fund                        is long-term growth of capital.     Management, Inc. (subadvised by
                                                                                   Davis Selected Advisers, L.P.)
                   ------------------------------------------------------------------------------------------------
                   Genworth Eaton Vance Large  The fund's investment objective     Genworth Financial Wealth
                   Cap Value Fund              is to seek total return.            Management, Inc. (subadvised
                                                                                   by Eaton Vance Management)
                   ------------------------------------------------------------------------------------------------
                   Genworth Legg Mason         The fund's investment objective     Genworth Financial Wealth
                   Partners Aggressive Growth  is to seek capital appreciation.    Management, Inc. (subadvised
                   Fund                                                            by ClearBridge Advisors, LLC)
                   ------------------------------------------------------------------------------------------------
                   Genworth PIMCO              The fund's investment objective     Genworth Financial Wealth
                   StocksPLUS Fund             is to seek total return which       Management, Inc. (subadvised
                                               exceeds that of the S&P 500         by Pacific Investment
                                               Index.                              Management Company LLC)
                   ------------------------------------------------------------------------------------------------
                   Genworth Putnam             The fund's investment objective     Genworth Financial Wealth
                   International Capital       is long-term capital appreciation.  Management, Inc. (subadvised
                   Opportunities Fund                                              by Putnam Investment
                                                                                   Management, LLC)
                   ------------------------------------------------------------------------------------------------
                   Genworth Thornburg          The fund's investment objective     Genworth Financial Wealth
                   International Value Fund    is to seek long-term capital        Management, Inc. (subadvised
                                               appreciation by investing in        by Thornburg Investment
                                               equity and fixed income             Management, Inc.)
                                               securities of all types.
                   ------------------------------------------------------------------------------------------------
                   Genworth Western Asset      The fund's investment objective     Genworth Financial Wealth
                   Management Core Plus Fixed  is to maximize total return,        Management, Inc. (subadvised
                   Income Fund                 consistent with prudent             by Western Asset Management
                                               investment management and           Company and Western Asset
                                               liquidity needs, by investing to    Management Company Limited)
                                               obtain the average duration
                                               specified for the fund.
                   ------------------------------------------------------------------------------------------------



The "Subaccount" and "Asset Allocation Program" sections of the contract prospectus are supplemented by the disclosure below regarding the potential conflicts of interest that the Company and its affiliates are subject to relating to the receipt of compensation from the Trust Portfolios:

   Like other Portfolios available as investment options under the contracts, each Trust Portfolio pays fees that are deducted from Trust Portfolio assets. These fees include a management fee payable to GFWM and "Rule 12b-1 fees" payable to Capital Brokerage Corporation, an affiliate of the Company that serves as the principal underwriter for the Trust Portfolios and the contracts. The management fee payable to GFWM varies among the Trust Portfolios. A portion of each such management fee is paid to the sub-adviser that provides day-to-day management of the Trust Portfolio, and the remainder is retained by GFWM. Each Trust Portfolio pays Rule 12b-1 fees at an annual rate of 0.25% of its average daily net assets of the Trust Portfolio for certain distribution activities and shareholder services relating to the Trust Portfolio. Through your indirect investment in the Trust Portfolios, you pay a proportionate share of these expenses and, because GFWM is an affiliate of the Company, the Company may indirectly benefit as a result of management and other fees received by GFWM and its affiliates from a Trust Portfolio. (The minimum and maximum total annual operating expenses of the Portfolios are disclosed in the "Fee Table" section of the contract prospectus. Information concerning each Portfolio's fees and expenses appears in the prospectus for the Portfolio.)

   As disclosed in the "Subaccounts" section of the contract prospectus, the Company has entered into agreements with either the investment adviser or distributor of each of the Portfolios available under your contract (and/or, in certain cases, with the Portfolio itself), under which the adviser, distributor or Portfolio makes payments to the Company and/or to certain of its affiliates. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. With regard to the Trust Portfolios, the Company has entered into an agreement with GFWM whereby GFWM pays the Company an amount from GFWM's own resources for such services. The amount the Company expects to receive from GFWM in 2008 under such agreement is within the range of amounts received by the Company with respect to assets allocated to other Portfolios during 2007 (0.05% to 0.40% of contract assets allocated to such Portfolios, as disclosed in the "Subaccount" section of the contract prospectus).

   In addition, the Company or Capital Brokerage Corporation may receive payments out of Rule 12b-1 fees paid by Portfolios other than the Trust Portfolios available in your contract from the investment adviser or distributor of such other Portfolios in consideration of services provided and expenses incurred in distributing shares of the other Portfolios.

   In general, the total compensation received and retained by the Company and its affiliates (including GFWM) from the Trust Portfolios (typically, management fees remaining after payment of the sub-adviser plus Rule 12b-1 fees from the Trust Portfolios and payments for administrative services from GFWM to the Company) will be as high as or greater than the total compensation received from a Portfolio other than a Trust Portfolio (the payments for administrative services from the Portfolio or the adviser or distributor of such Portfolio plus any Rule 12b-1 payments received). Therefore, the Company will generally benefit to the extent that a greater portion of your contract assets is allocated to the Trust Portfolios.

   As discussed in the "Asset Allocation Program" section of the contract prospectus, GFWM serves as the contract owner's investment adviser for the purposes of the development of the Asset Allocation Models (except for the Build Your Own Asset Allocation Model) and periodic updates of the Asset Allocation Models. Part of GFWM's responsibility is to determine how available Portfolios, including the Trust Portfolios, can be used to implement the asset class allocations of the Asset Allocation Models. Effective September 8, 2008, the Asset Allocation Models, including the Build Your Own Asset Allocation Model, will include allocations to certain Trust Portfolios, and GFWM has an incentive to include Trust Portfolios in the Asset Allocation Models, and/or to specify greater allocations to such Trust Portfolios, that results from the compensation received by it and its affiliates relating to the Trust Portfolios. You should consider this when deciding to invest in accordance with an Asset Allocation Model.

   Notwithstanding this incentive, GFWM does not intend to give any preference to the Trust Portfolios when constructing the Asset Allocation Models. GFWM considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to GFWM, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents, including those of the Trust Portfolios.

   As investment adviser to the Trust Portfolios, GFWM will not make decisions regarding the purchase and sale of specific securities for the Trust Portfolios -- those decisions are made by the sub-advisers to the Trust Portfolios -- but GFWM's duties as investment adviser will likely give it access to non-public information about the holdings of the Trust Portfolios. However, in order to establish a "level playing field" among all the available Portfolios for purposes of developing the Asset Allocation Models, GFWM has established an information barrier between its investment management staff responsible for supervision of the Trust Portfolio sub-advisers and the investment management staff responsible for developing the Asset Allocation Models. Therefore, contract owners should not assume that the relevant GFWM personnel will be more knowledgeable about the holdings and investment styles of the Trust Portfolios than those of Portfolios advised by third parties. This information barrier does not, however, eliminate the incentive for GFWM personnel to include Trust Portfolios in the Asset Allocation Models, and/or to recommend greater allocations to Trust Portfolios, that results from the compensation received by GFWM and its affiliates relating to the Trust Portfolios.

   In addition, certain of the optional riders available for purchase under the contract require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models or certain Designated Subaccounts. Therefore, investment in a Asset Allocation Model as the Investment Strategy under a rider may result in an additional economic benefit to GFWM and to GFWM's affiliates, including the Company, by virtue of the fees received from the Trust Portfolios. You should consider this when deciding to invest in an Asset Allocation Model as the Investment Strategy. Currently, none of the Trust Portfolios are Designated Subaccounts.

C. Asset Allocation Program -- Update to the Asset Allocation Models

The "Asset Allocation Program" section of the contract prospectus is revised to reflect that new Asset Allocation Models are available and effective on September 8, 2008. If you purchased your contract prior to September 8, 2008, and you are participating in a Model, you will remain in that Model as it was previously constituted until the earlier of October 24, 2008, or the Valuation Day we receive instructions from you to participate in the updated Model. On that date, we will reallocate your Contract Value in accordance with any changes to the Model you have selected. The new Asset Allocation Models, including the Build Your Own Asset Allocation Model, are provided in the tables below. The prospectus is revised accordingly.

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS


                                                              Portfolios                                    Model A Model B
----------------------------------------------------------------------------------------------------------------------------
Equities
----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth             Genworth Legg Mason Partners Aggressive Growth Fund                               2%      4%
                             -----------------------------------------------------------------------------------------------
                             Janus Aspen Forty Portfolio -- Service Shares                                     2%      4%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value              Franklin Templeton VIP Mutual Shares Securities Fund -- Class 2 Shares            1%      3%
                             -----------------------------------------------------------------------------------------------
                             Genworth Eaton Vance Large Cap Value Fund                                         2%      3%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Core               Genworth PIMCO StocksPLUS Fund                                                    3%      6%
                             -----------------------------------------------------------------------------------------------
                             Oppenheimer Main Street Fund/VA -- Service Shares                                 2%      5%
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth               Federated Kaufmann Fund II -- Service Shares                                      1%      1%
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                Genworth Columbia Mid Cap Value Fund                                              1%      1%
----------------------------------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                       0%      1%
----------------------------------------------------------------------------------------------------------------------------
Global Equity                Oppenheimer Global Securities Fund/VA -- Service Shares                           1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     AIM V.I. International Growth Fund -- Series II shares                            1%      2%
                             -----------------------------------------------------------------------------------------------
                             Columbia Marsico International Opportunities Fund, Variable Series -- Class B     1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Core       Genworth Thornburg International Value Fund                                       1%      1%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value      AllianceBernstein International Value Portfolio -- Class B                        1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Small/Mid Cap        Genworth Putnam International Capital Opportunities Fund                          1%      2%
----------------------------------------------------------------------------------------------------------------------------
Natural Resources            Natural Resources Portfolio -- Class II                                           0%      0%
----------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)     GE Investments Funds Real Estate Securities Fund -- Class 1 Shares                0%      1%
----------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                          20%     40%
----------------------------------------------------------------------------------------------------------------------------

Fixed Income
----------------------------------------------------------------------------------------------------------------------------
Long Duration                PIMCO VIT Long-Term U.S. Government Portfolio -- Administrative Class Shares      4%      3%
----------------------------------------------------------------------------------------------------------------------------
Medium Duration              Genworth Western Asset Management Core Plus Fixed Income Fund                    10%      7%
                             -----------------------------------------------------------------------------------------------
                             PIMCO VIT Total Return Portfolio -- Administrative Class Shares                  10%      8%
----------------------------------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  32%     24%
----------------------------------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation Protection Fund -- Class II                        16%     12%
----------------------------------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield Portfolio -- Administrative Class Shares                     4%      3%
----------------------------------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate Income Fund                                          4%      3%
----------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                      80%     60%
----------------------------------------------------------------------------------------------------------------------------


                                 Portfolios                                    Model C Model D Model E
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
Genworth Legg Mason Partners Aggressive Growth Fund                               6%      8%     10%
------------------------------------------------------------------------------------------------------
Janus Aspen Forty Portfolio -- Service Shares                                     6%      8%     10%
------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Mutual Shares Securities Fund -- Class 2 Shares            5%      6%      8%
------------------------------------------------------------------------------------------------------
Genworth Eaton Vance Large Cap Value Fund                                         5%      7%      8%
------------------------------------------------------------------------------------------------------
Genworth PIMCO StocksPLUS Fund                                                    8%     11%     13%
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares                                 7%     10%     12%
------------------------------------------------------------------------------------------------------
Federated Kaufmann Fund II -- Service Shares                                      2%      2%      3%
------------------------------------------------------------------------------------------------------
Genworth Columbia Mid Cap Value Fund                                              2%      2%      3%
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                       1%      2%      3%
------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA -- Service Shares                           3%      4%      5%
------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund -- Series II shares                            3%      4%      5%
------------------------------------------------------------------------------------------------------
Columbia Marsico International Opportunities Fund, Variable Series -- Class B     2%      3%      4%
------------------------------------------------------------------------------------------------------
Genworth Thornburg International Value Fund                                       2%      2%      3%
------------------------------------------------------------------------------------------------------
AllianceBernstein International Value Portfolio -- Class B                        4%      5%      6%
------------------------------------------------------------------------------------------------------
Genworth Putnam International Capital Opportunities Fund                          2%      3%      4%
------------------------------------------------------------------------------------------------------
Natural Resources Portfolio -- Class II                                           1%      1%      1%
------------------------------------------------------------------------------------------------------
GE Investments Funds Real Estate Securities Fund -- Class 1 Shares                1%      2%      2%
------------------------------------------------------------------------------------------------------

                                                                                 60%     80%    100%
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio -- Administrative Class Shares      2%      1%      0%
------------------------------------------------------------------------------------------------------
Genworth Western Asset Management Core Plus Fixed Income Fund                     5%      2%      0%
------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative Class Shares                   5%      3%      0%
------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  16%      8%      0%
------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund -- Class II                         8%      4%      0%
------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative Class Shares                     2%      1%      0%
------------------------------------------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                                          2%      1%      0%
------------------------------------------------------------------------------------------------------

                                                                                 40%     20%      0%
------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL



                      Core Asset Class                                                                    Fixed Income Asset
                       (20% to 80%)                              Specialty Asset Class (0% to 20%)        Class (20% to 60%)
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund -- Series I shares                  AIM V.I. Capital Appreciation Fund --    Fidelity VIP Investment
AIM V.I. International Growth Fund -- Series II shares         Series I shares                          Grade Bond Portfolio --
AllianceBernstein Balanced Wealth Strategy Portfolio --       AllianceBernstein Global Technology       Service Class 2
 Class B                                                       Portfolio -- Class B                    Genworth Western Asset
AllianceBernstein Growth and Income Portfolio -- Class B      AllianceBernstein International Value     Management Core Plus
BlackRock Basic Value V.I. Fund -- Class III Shares            Portfolio -- Class B                     Fixed Income Fund
BlackRock Global Allocation V.I. Fund -- Class III Shares     AllanceBernstein Small Cap Growth        PIMCO VIT Long-Term U.S.
Columbia Marsico Growth Fund, Variable Series -- Class A       Portfolio -- Class B                     Government Portfolio --
Fidelity VIP Balanced Portfolio -- Service Class 2            American Century VP Inflation             Administrative Class
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2        Protection Fund -- Class II              Shares
Fidelity VIP Equity-Income Portfolio -- Service Class 2       BlackRock Value Opportunities V.I. Fund  PIMCO VIT Low Duration
Fidelity VIP Growth & Income Portfolio -- Service Class 2      -- Class III Shares                      Portfolio --
Franklin Templeton VIP Founding Funds Allocation Fund --      Columbia Marsico International            Administrative Class
 Class 2 Shares                                                Opportunities Fund, Variable Series --   Shares
Franklin Templeton VIP Franklin Income Securities Fund --      Class B                                 PIMCO VIT Total Return
 Class 2 Shares                                               Eaton Vance VT Floating-Rate Income Fund  Portfolio --
Franklin Templeton VIP Mutual Shares Securities Fund --       Evergreen VA Omega Fund -- Class 2        Administrative Class
 Class 2 Shares                                               Federated High Income Bond Fund II --     Shares
Franklin Templeton VIP Templeton Growth Securities             Service Shares
 Fund -- Class 2 Shares                                       Federated Kaufmann Fund II -- Service
GE Investments Funds Core Value Equity Fund -- Class 1         Shares
 Shares                                                       Fidelity VIP Dynamic Capital
GE Investments Funds Total Return Fund -- Class 3 Shares       Appreciation Portfolio -- Service
GE Investments Funds U.S. Equity Fund -- Class 1 Shares        Class 2
Genworth Davis NY Venture Fund                                Fidelity VIP Growth Portfolio --
Genworth Eaton Vance Large Cap Value Fund                      Service Class 2
Genworth PIMCO StocksPLUS Fund                                Fidelity VIP Mid Cap Portfolio --
Janus Aspen Balanced Portfolio -- Service Shares               Service Class 2
MFS(R) Total Return Series -- Service Class Shares            Fidelity VIP Value Strategies Portfolio
Oppenheimer Balanced Fund/VA -- Service Shares                 -- Service Class 2
Oppenheimer Capital Appreciation Fund/VA -- Service           GE Investments Funds Real Estate
 Shares                                                        Securities Fund -- Class 1 Shares
Oppenheimer Global Securities Fund/VA -- Service Shares       GE Investments Funds Small-Cap Equity
Oppenheimer Main Street Fund/VA -- Service Shares              Fund -- Class 1 Shares
Universal Institutional Funds Equity and Income Portfolio --  Genworth Calamos Growth Fund
 Class II Shares                                              Genworth Columbia Mid Cap Value Fund
Van Kampen LIT Comstock Portfolio -- Class II Shares          Genworth Legg Mason Partners Aggressive
                                                               Growth Fund
                                                              Genworth Putnam International Capital
                                                               Opportunities Fund
                                                              Genworth Thornburg International Value
                                                               Fund
                                                              Janus Aspen Forty Portfolio -- Service
                                                               Shares
                                                              MFS(R) Utilities Series -- Service
                                                               Class Shares
                                                              Oppenheimer Main Street Small Cap
                                                               Fund/VA -- Service Shares
                                                              PIMCO VIT All Asset Portfolio --
                                                               Advisor Class Shares
                                                              PIMCO VIT High Yield Portfolio --
                                                               Administrative Class Shares
                                                              Prudential Jennison Portfolio -- Class
                                                               II Shares
                                                              Prudential Jennison 20/20 Focus
                                                               Portfolio -- Class II Shares
                                                              Prudential Natural Resources Portfolio
                                                               -- Class II Shares


D. Qualified Retirement Plans

The following disclosure is added as a new subsection in the "Tax Matters" provision of the prospectus under the heading "Qualified Retirement Plans." The disclosure is provided in connection with certain Code requirements applicable to IRAs and certain requirements applicable to Qualified Contracts covered by ERISA.

   Disclosure Pursuant to Code and ERISA Requirements

   The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed above in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

   GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program, and GFWM receives no compensation for its asset allocation services. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. In addition, GFWM serves as the investment adviser to the Trust and receives advisory fees in varying amounts from the Trust Portfolios that have been chosen by GFWM for inclusion in the Asset Allocation Models. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

   When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 8.0% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. One broker-dealer offering the contracts, Genworth Financial Services Corporation, is an affiliate of the Company. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

   By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

                    SUPPLEMENT DATED SEPTEMBER 29, 2008 TO

                       PROSPECTUS DATED MAY 1, 2008 FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

A. New Living Benefit Rider Option: Lifetime Income Plus Solution

Effective September 29, 2008, a new living benefit rider option, Lifetime Income Plus Solution, will be made available to contract owners. The disclosure in your prospectus is revised and updated as described below to accommodate the addition of this living benefit rider option. Lifetime Income Plus Solution may not be available in all states or markets.

    1. Definitions

   The following definitions are added in the "Definitions" section of the prospectus:

       Lifetime Income Plus Solution -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in the prospectus. This rider may be referred to by either name in this prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

       Maximum Anniversary Value -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

       Purchase Payment Benefit Amount -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

   The following definitions in the "Definitions" section of the prospectus are revised to reflect the addition of Lifetime Income Plus Solution:

       Benefit Date -- For Lifetime Income Plus 2007, the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

       Benefit Year -- For Lifetime Income Plus 2007, each one-year period following the Benefit Date and each anniversary of that date. For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.

       Gross Withdrawal -- For Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.

       Roll-Up Value -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.

       Withdrawal Base -- An amount used to establish the Withdrawal Limit for benefits provided under the Lifetime Income Plus 2007 and Lifetime Income Plus 2008.

    2. Fee Table

   The fee table on pages 9-10 of the "Fee Tables" section of the prospectus is replaced in its entirety with the following disclosure:

   The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.



Periodic Charges Other Than Portfolio Expenses
--------------------------------------------------------------------------------------------------------------------
Annual Contract Maintence Charge                                                   $25.00/1/
--------------------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                                                     1.40%
--------------------------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                                         0.25%
--------------------------------------------------------------------------------------------------------------------
 Joint Annuitant Charge/2/                                                             0.20%
--------------------------------------------------------------------------------------------------------------------
Maximum Total Separate Account Annual Expenses                                         1.85%
--------------------------------------------------------------------------------------------------------------------

Living Benefit Rider Options/3/ (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/4/
                                                             -------------------------------------------------------
Lifetime Income Plus 2007/5/
 Single Annuitant Contract                                             0.75%                       2.00%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.85%                       2.00%
--------------------------------------------------------------------------------------------------------------------
Guaranteed Income Advantage                                            0.50%                       0.50%
--------------------------------------------------------------------------------------------------------------------
Payment Optimizer Plus
 Single Annuitant Contract                                             0.50%                       1.25%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.65%                       1.25%
--------------------------------------------------------------------------------------------------------------------

Living Benefit Rider Options/3,6/
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/4/
                                                             -------------------------------------------------------
Lifetime Income Plus 2008 without the Principal Protection
 Death Benefit
 Single Annuitant Contract                                   0.75% of benefit base       2.00% of benefit base
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base       2.00% of benefit base
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection
Death Benefit -- Annuitant Age 45-70
 Single Annuitant Contract                                   0.75% of benefit base plus  2.00% of benefit base plus
                                                             0.15% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base plus  2.00% of benefit base plus
                                                             0.15% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------

                                                                   Current Charge            Maximum Charge/4/
                                                             -------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection
Death Benefit -- Annuitant Age 71-85
 Single Annuitant Contract                                   0.75% of benefit base plus  2.00% of benefit base plus
                                                             0.40% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base plus  2.00% of benefit base plus
                                                             0.40% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/4/
                                                             -------------------------------------------------------
Lifetime Income Plus Solution without the Principal
 Protection Death Benefit
 Single or Joint Annuitant Contract                          0.85% of benefit base       2.00% of benefit base
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection
Death Benefit -- Annuitant Age 45-70
 Single or Joint Annuitant Contract                          0.85% of benefit base plus  2.00% of benefit base plus
                                                             0.15% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection
Death Benefit -- Annuitant Age 71-85
 Single or Joint Annuitant Contract                          0.85% of benefit base plus  2.00% of benefit base plus
                                                             0.40% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------

Death Benefit Rider Options/7/ (as a percentage of your Contract Value at the time the charge is taken)/8/
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/4/
                                                             -------------------------------------------------------
Annual Step-Up Death Benefit Rider Option                              0.20%                       0.20%
--------------------------------------------------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option                                   0.30%                       0.30%
--------------------------------------------------------------------------------------------------------------------
Earnings Protector Death Benefit Rider Option                          0.30%                       0.30%
--------------------------------------------------------------------------------------------------------------------
Earnings Protector and Greater of Annual Step-Up and 5%
 Rollup Death Benefit Rider Option                                     0.70%                       0.70%
--------------------------------------------------------------------------------------------------------------------



  /1/ This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

  /2/ The Joint Annuitant charge is assessed only when a Joint Annuitant is added to the contract and the contract becomes a Joint Annuitant contract. The Joint Annuitant charge will terminate if the contract becomes a single Annuitant contract due to the death of an Annuitant. The Joint Annuitant charge will apply even if you elect Lifetime Income Plus 2007, Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus as a Joint Annuitant contract.

  /3/ None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

  /4/ The maximum charge reflects the charge that the rider is guaranteed never to exceed.

  /5/ Lifetime Income Plus 2007 is not available for contracts issued on or after September 29, 2008.

  /6/ You may purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by each rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals Contract Value. The benefit base will change and may be higher than the Contract Value on any given day.

       If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

       The charges for each rider will be deducted at the end of the calendar quarter.

  /7/ The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution.

       You may purchase the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, purchase the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be purchased with any other death benefit rider option.

  /8/ All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

    3. Annual Portfolio Expenses

   The maximum "Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)" in the table of Annual Portfolio Expenses on page 10 of the prospectus is revised from 8.98% to 2.35% to reflect that the XTF Advisors Trust-ETF 60 Portfolio-Class II Shares has ceased operations and has been liquidated and, therefore, is no longer an available Subaccount under your contract.

    4. Examples

   The first set of Examples on page 11 of the "Examples" section of the prospectus is replaced in its entirety with the following disclosure:

       Examples

       These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

       The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

      .  invested $10,000 in the contract for the time periods indicated;

      .  earned a 5% annual return on your investment;

      . elected either Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit;

      .  elected the Annual Step-Up Death Benefit Rider; and

      .  surrendered your contract at the end of the stated period.

       Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include the effect of any taxes or tax penalties that may be assessed upon surrender of the contract.



Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,573      $2,857      $4,168       $7,634



       The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.



Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $701       $2,205      $3,719       $7,599

       Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

      . Separate Account charges of 1.85% (deducted daily at an effective annual rate of the assets in the Separate Account);

      . an annual contract maintenance charge of $25 (assumed to be equivalent to 0.25% of the Contract Value); and

      . for Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base plus a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value); and

      . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually in arrears as a percentage of the Contract Value).

       If the optional riders are not elected, the expense figures shown above would be lower.

    5. Bonus Credits

   The "Synopsis -- What is a Bonus Credit?" and "Bonus Credits" sections of the contract prospectus are supplemented by the disclosure below:

       Bonus Credits are not considered "purchase payments" for purposes of the contract. If you elect Lifetime Income Plus Solution, please note that any applicable Bonus Credits will not be included as a purchase payment when calculating the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death Benefit. You will have to reset your Maximum Anniversary Value to capture the Bonus Credit or any related earnings, since the Bonus Credit and any related earnings will be reflected in the Contract Value.

    6. Synopsis

   The first three paragraphs under the question, "What optional benefits are available under this contract?" on pages 14-15 of the "Synopsis" section of the prospectus are replaced with the following disclosure:

       What optional benefits are available under this contract? We offer several optional benefits by rider under this prospectus. The riders may not be available in all states or markets.

       The Living Benefit Rider Options. We currently offer four "living benefit rider options" under this prospectus. You may not purchase the riders together or in any combination. One other living benefit rider, Lifetime Income Plus 2007, is no longer offered for sale.

       Three Guaranteed Minimum Withdrawal Benefit for Life Riders are discussed in this prospectus: Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution provide guaranteed withdrawals until the last death of an Annuitant, at least equal to purchase payments, with upside potential, provided you meet certain conditions. Lifetime Income Plus 2007 is not available for contracts issued on or after September 29, 2008. To receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit for Life Riders, you must allocate all purchase payments and Contract Value in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate purchase payments and Contract Value in accordance with the Investment Strategy prescribed by that rider. Please see the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Riders" provision of this prospectus for more information about the riders and their features.

    7. Asset Allocation Program

   The disclosure in the "Asset Allocation Program" section of the prospectus is revised to reflect the following:

       Contract owners that purchase Lifetime Income Plus Solution may elect Asset Allocation Model A, Model B, Model C or Model D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy required by the rider.

       A contract owner who has purchased Lifetime Income Plus Solution and has elected an Asset Allocation Model as the Investment Strategy can notify us in writing that the owner has elected to reject a change or update to the Asset Allocation Model. That notification must include new allocation instructions. Contract owners that own Lifetime Income Plus Solution must allocate all purchase payments and Contract Value in accordance with the Investment Strategy and any attempt to allocate purchase payments and Contract Value otherwise will be considered not in good order and rejected.

    8. Charges and Other Deductions -- Charges for the Living Benefit Rider Options

   The following disclosure is added under the "Charges for the Living Benefit Rider Options" section of the prospectus on page 36:

       Lifetime Income Plus Solution

       You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals Contract Value. The benefit base will change and may be higher than the Contract Value on any given day.

       If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals your initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

       If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

       We currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract      0.85% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 45-70
  Single or Joint Annuitant Contract      0.85% of benefit base plus
                                          0.15% of value of Principal Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 71-85
  Single or Joint Annuitant Contract      0.85% of benefit base plus
                                          0.40% of value of Principal Protection Death Benefit
--------------------------------------------------------------------------------------------------



       The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

       On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

       Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and/or the Principal Protection Death Benefit at any time and for any reason.

    9. Defined Dollar Cost Averaging Program

   The disclosure in the "Defined Dollar Cost Averaging Program" section of the prospectus is revised to reflect that the Defined Dollar Cost Averaging Program is available if you have elected Lifetime Income Plus Solution at the time of application.

   10. Guaranteed Minimum Withdrawal Benefit for Life Riders

   The first paragraph under the "Guaranteed Minimum Withdrawal Benefit for Life Riders" section of the prospectus on page 51 is replaced in its entirety with the following:

       We currently offer two Guaranteed Minimum Withdrawal Benefit for Life Riders under this prospectus: Lifetime Income Plus 2008 and Lifetime Income Plus Solution. One other Guaranteed Minimum Withdrawal Benefit for Life Rider, Lifetime Income Plus 2007, is no longer available for contracts issued on or after September 29, 2008. We have designed the Guaranteed Minimum Withdrawal Benefit for Life Riders to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make withdrawals from your contract over a period of time at least equal to the amount of the purchase payments you made to the contract. These Guaranteed Minimum Withdrawal Benefit for Life Riders are discussed in separate sections below.

   11. Lifetime Income Plus Solution

   The following disclosure is added under the "Guaranteed Minimum Withdrawal Benefit for Life Riders" section of the prospectus on page 51:

       Lifetime Income Plus Solution

       Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), at least equal to purchase payments, with upside potential, provided you meet certain conditions. First, you must allocate all purchase payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

       You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

       Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

       References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

       You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

       Investment Strategy for Lifetime Income Plus Solution. In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

       Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

       The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

       On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund. Your allocation instructions must always comply with the Investment Strategy.

       Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

       Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

       The current Investment Strategy for Lifetime Income Plus Solution is as follows:

      (1) owners may allocate assets to the following Designated Subaccounts:

          AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

          BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

          Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

          Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

          Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares;

          GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

          Janus Aspen Series -- Balanced Portfolio -- Service Shares;

          MFS(R) Variable Insurance Trust -- MFS(R) Total Return
          Series -- Service Class Shares;

          Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares; and/or

          The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

          OR

      (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

          OR

      (3) owners may allocate assets to the Build Your Own Asset Allocation
          Model.

       Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

       Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. The Withdrawal Factor percentages will be provided in your contract.

       The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to $100.

       Benefit Base. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial purchase payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a purchase payment, withdrawal, or reset as described below.

       Purchase Payments. Any purchase payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if applicable), and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision below. Please note that Bonus Credits are not considered "purchase payments" for purposes of the contract and this rider. Therefore any applicable Bonus Credits will not be included as a purchase payment when calculating the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death Benefit. You will have to reset your Maximum Anniversary Value to capture the Bonus Credit or any related earnings, since the Bonus Credit and any related earnings will be reflected in the Contract Value. You must allocate all purchase payments and Contract Value to the Investment Strategy at all times.

       We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or the Roll-Up Value for any subsequent purchase payments. Please see the "Important Note" provision below.

       Purchase Payment Benefit Amount. The Purchase Payment Benefit Amount will equal your purchase payments unless adjusted as described in this provision.

       If no withdrawals are taken prior to the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65, your Purchase Payment Benefit Amount will equal the sum of (a) plus (b), where:

          (a) is 200% of purchase payments made in the first contract year; and

          (b) is purchase payments received after the first contract year.

       On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

       Roll-Up Value. Your Roll-Up Value on the Contract Date is equal to the amount of your initial purchase payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and
       (b), multiplied by (c), where:

          (a) is the Roll-Up Value on the prior day;

          (b) is any purchase payment(s) made on the prior Valuation Day; and

          (c) is the daily roll-up factor, as shown in your contract.

       On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

       On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

       Maximum Anniversary Value and Reset. The Maximum Anniversary Value on the Contract Date is equal to the initial purchase payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

       On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

       On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus Solution without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

       Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

       Automatic resets will continue until and unless:

          (a) the owner (or owners) submits a written request to our Home
              Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

          (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

          (c) income payments begin via annuitization; or

          (d) ownership of the contract changes.

       If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

       Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Maximum Anniversary Value (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus Solution and while the rider is in effect. As indicated above, you may terminate the automatic reset feature of the rider at any time by submitting a written request to us at our Home Office at least 15 days prior to the contract anniversary date.

       Important Note. We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus Solution that would be associated with such additional purchase payments. For example, since the Purchase Payment Benefit Amount would not be adjusted for such subsequent purchase payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such purchase payments. In addition, if you make purchase payments that are not included in the calculation of your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you will pay higher rider charges to the extent that the purchase payments increase the Contract Value and, in turn, increase the benefit base and/or the value of the Principal Protection Death Benefit, upon which such charges are imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus Solution, because it is less likely that your Contract Value will be less than the Purchase Payment Benefit Amount or Roll-Up Value. Bonus Credits will have a similar effect on your contract because they increase Contract Value but do not adjust the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death Benefit when they are applied to the contract. Before making purchase payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payment or Bonus Credits; (ii) any such purchase payments or Bonus Credits make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make subsequent purchase payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

       Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by (b), divided by (c), where:

          (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

          (b) is the Contract Value after the Gross Withdrawal; and

          (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

       For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

       When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

       If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

       The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

       You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Purchase Payment Benefit Amount (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

       You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

       Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

       . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

          (a) the Contract Value;

          (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

          (c) the Principal Protection Death Benefit (if applicable).

       . If the Withdrawal Limit is greater than $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

       Principal Protection Death Benefit. You may purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution.

       The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

       Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

       At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

          (a) is the death benefit as calculated under the base contract;

          (b) is the Principal Protection Death Benefit (if applicable); and

          (c) is any amount payable by any other optional death benefit rider (if applicable).

       Death Provisions.

       At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

       If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

       If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

       If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

       Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

       Considerations. While the rider is designed to provide life-time withdrawal benefits and the return of purchase payments, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of purchase payments.

       Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

       If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

       If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

       We currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus Solution without the Principal Protection Death Benefit
       Single or Joint Annuitant Contract  0.85% of benefit base
------------------------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 45-70
       Single or Joint Annuitant Contract  0.85% of benefit base plus
                                           0.15% of value of Principal Protection Death Benefit
------------------------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 71-85
       Single or Joint Annuitant Contract  0.85% of benefit base plus
                                           0.40% of value of Principal Protection Death Benefit
------------------------------------------------------------------------------------------------



       The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

       On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

       Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

       When the Rider is Effective

       If available, Lifetime Income Plus Solution and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

       At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

       Change of Ownership

       We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

       General Provisions

       For purposes of this rider:

      . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

      . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

      .  A joint owner must be the owner's spouse.

      . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

       Examples

       The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

          (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

          (5) the contract earns a net return of -2% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.



                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    55           $104,000        $     0       $101,010      $100,000    $104,000    $110,240      $110,240     $104,000
    56            101,010              0         98,025       100,000     104,000     116,854       116,854      104,000
    57             98,025              0         95,042       100,000     104,000     123,866       123,866      104,000
    58             95,042              0         92,057       100,000     104,000     131,298       131,298      104,000
    59             92,057              0         89,067       100,000     104,000     139,175       139,175      104,000
    60             89,067              0         86,068       100,000     104,000     147,526       147,526      104,000
    61             86,068              0         83,056       100,000     104,000     156,378       156,378      104,000
    62             83,056              0         80,026       100,000     104,000     165,760       165,760      104,000
    63             80,026              0         76,975       100,000     104,000     175,706       175,706      104,000
    64             76,975              0         73,898       100,000     104,000     186,248       186,248      104,000
    65             73,898         11,000         59,785       200,000     104,000     197,423       200,000       87,838
    66             59,785         11,000         45,902       200,000     104,000     197,423       200,000       70,858
    67             45,902         11,000         32,296       200,000     104,000     197,423       200,000       52,855
    68             32,296         11,000         18,938       200,000     104,000     197,423       200,000       33,435
    69             18,938         11,000          5,847       200,000     104,000     197,423       200,000       11,605
    70              5,847         11,000              0       200,000     104,000     197,423       200,000            0
    71                  0         11,000              0       200,000     104,000     197,423       200,000            0
    72                  0         11,000              0       200,000     104,000     197,423       200,000            0
    73                  0         11,000              0       200,000     104,000     197,423       200,000            0
    74                  0         11,000              0       200,000     104,000     197,423       200,000            0
    75                  0         11,000              0       200,000     104,000     197,423       200,000            0
    76                  0         11,000              0       200,000     104,000     197,423       200,000            0
    77                  0         11,000              0       200,000     104,000     197,423       200,000            0
    78                  0         11,000              0       200,000     104,000     197,423       200,000            0
    79                  0         11,000              0       200,000     104,000     197,423       200,000            0
    80                  0         11,000              0       200,000     104,000     197,423       200,000            0
    81                  0         11,000              0       200,000     104,000     197,423       200,000            0
    82                  0         11,000              0       200,000     104,000     197,423       200,000            0
    83                  0         11,000              0       200,000     104,000     197,423       200,000            0
    84                  0         11,000              0       200,000     104,000     197,423       200,000            0
    85                  0         11,000              0       200,000     104,000     197,423       200,000            0
    86                  0         11,000              0       200,000     104,000     197,423       200,000            0
    87                  0         11,000              0       200,000     104,000     197,423       200,000            0
    88                  0         11,000              0       200,000     104,000     197,423       200,000            0
    89                  0         11,000              0       200,000     104,000     197,423       200,000            0
    90                  0         11,000              0       200,000     104,000     197,423       200,000            0

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

          (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

          (5) the contract earns a net return of -2% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.



                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    55           $104,000        $     0       $100,597      $100,000    $104,000    $110,240      $110,240     $104,000
    56            100,597              0         97,208       100,000     104,000     116,854       116,854      104,000
    57             97,208              0         93,828       100,000     104,000     123,866       123,866      104,000
    58             93,828              0         90,455       100,000     104,000     131,298       131,298      104,000
    59             90,455              0         87,084       100,000     104,000     139,175       139,175      104,000
    60             87,084              0         83,711       100,000     104,000     147,526       147,526      104,000
    61             83,711              0         80,333       100,000     104,000     156,378       156,378      104,000
    62             80,333              0         76,945       100,000     104,000     165,760       165,760      104,000
    63             76,945              0         73,543       100,000     104,000     175,706       175,706      104,000
    64             73,543              0         70,122       100,000     104,000     186,248       186,248      104,000
    65             70,122         11,000         55,671       200,000     104,000     197,423       200,000       93,000
    66             55,671         11,000         41,501       200,000     104,000     197,423       200,000       82,000
    67             41,501         11,000         27,633       200,000     104,000     197,423       200,000       71,000
    68             27,633         11,000         14,087       200,000     104,000     197,423       200,000       60,000
    69             14,087         11,000            855       200,000     104,000     197,423       200,000       49,000
    70                855         11,000              0       200,000     104,000     197,423       200,000       38,000
    71                  0         11,000              0       200,000     104,000     197,423       200,000       27,000
    72                  0         11,000              0       200,000     104,000     197,423       200,000       16,000
    73                  0         11,000              0       200,000     104,000     197,423       200,000        5,000
    74                  0         11,000              0       200,000     104,000     197,423       200,000            0
    75                  0         11,000              0       200,000     104,000     197,423       200,000            0
    76                  0         11,000              0       200,000     104,000     197,423       200,000            0
    77                  0         11,000              0       200,000     104,000     197,423       200,000            0
    78                  0         11,000              0       200,000     104,000     197,423       200,000            0
    79                  0         11,000              0       200,000     104,000     197,423       200,000            0
    80                  0         11,000              0       200,000     104,000     197,423       200,000            0
    81                  0         11,000              0       200,000     104,000     197,423       200,000            0
    82                  0         11,000              0       200,000     104,000     197,423       200,000            0
    83                  0         11,000              0       200,000     104,000     197,423       200,000            0
    84                  0         11,000              0       200,000     104,000     197,423       200,000            0
    85                  0         11,000              0       200,000     104,000     197,423       200,000            0
    86                  0         11,000              0       200,000     104,000     197,423       200,000            0
    87                  0         11,000              0       200,000     104,000     197,423       200,000            0
    88                  0         11,000              0       200,000     104,000     197,423       200,000            0
    89                  0         11,000              0       200,000     104,000     197,423       200,000            0
    90                  0         11,000              0       200,000     104,000     197,423       200,000            0
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

          (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

          (5) at age 70, the owner takes an excess withdrawal of $10,000;

          (6) the contract earns a net return of 8% before rider charges are deducted; and

          (7) the owner dies upon reaching age 90.



                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    52           $104,000        $     0       $111,376      $100,000    $104,000    $106,000      $106,000     $111,376
    53            111,376              0        119,276       100,000     111,376     112,360       112,360      119,276
    54            119,276              0        127,736       100,000     119,276     119,102       119,102      127,736
    55            127,736              0        136,796       100,000     127,736     126,248       126,248      136,796
    56            136,796              0        146,498       100,000     136,796     133,823       133,823      146,498
    57            146,498              0        156,889       100,000     146,498     141,852       141,852      156,889
    58            156,889              0        168,016       100,000     156,889     150,363       150,363      168,016
    59            168,016              0        179,933       100,000     168,016     159,385       159,385      179,933
    60            179,933              0        192,695       100,000     179,933     168,948       168,948      192,695
    61            192,695              0        206,362       100,000     192,695     179,085       179,085      206,362
    62            206,362              0        220,999       100,000     206,362     189,830       189,830      220,999
    63            220,999              0        236,673       100,000     220,999     201,220       201,220      236,673
    64            236,673              0        253,460       100,000     236,673     213,293       213,293      253,460
    65            253,460         14,777        256,660       200,000     253,460     213,293       213,293      256,660
    66            256,660         14,777        260,065       200,000     256,660     213,293       213,293      260,065
    67            260,065         14,777        263,742       200,000     260,065     213,293       213,293      263,742
    68            263,742         14,777        267,714       200,000     263,742     213,293       213,293      267,714
    69            267,714         14,777        272,003       200,000     267,714     213,293       213,293      272,003
    70            272,003         24,960        266,423       200,000     272,003     213,293       213,293      266,423
    71            266,423         14,419        271,024       192,765     262,163     213,293       213,293      271,024
    72            271,024         14,906        277,800       192,765     271,024     213,293       213,293      277,800
    73            277,800         15,279        284,745       192,765     277,800     213,293       213,293      284,745
    74            284,745         15,661        291,863       192,765     284,745     213,293       213,293      291,863
    75            291,863         16,052        299,160       192,765     291,863     213,293       213,293      299,160
    76            299,160         16,454        306,639       192,765     299,160     213,293       213,293      306,639
    77            306,639         16,865        314,305       192,765     306,639     213,293       213,293      314,305
    78            314,305         17,287        322,162       192,765     314,305     213,293       213,293      322,162
    79            322,162         17,719        330,216       192,765     322,162     213,293       213,293      330,216
    80            330,216         18,162        338,472       192,765     330,216     213,293       213,293      338,472
    81            338,472         18,616        346,934       192,765     338,472     213,293       213,293      346,934
    82            346,934         19,081        355,607       192,765     346,934     213,293       213,293      355,607
    83            355,607         19,558        364,497       192,765     355,607     213,293       213,293      364,497
    84            364,497         20,047        373,610       192,765     364,497     213,293       213,293      373,610
    85            373,610         20,549        382,950       192,765     373,610     213,293       213,293      382,950
    86            382,950         21,062        392,523       192,765     382,950     213,293       213,293      392,523
    87            392,523         21,589        402,337       192,765     392,523     213,293       213,293      402,337
    88            402,337         22,129        412,395       192,765     402,337     213,293       213,293      412,395
    89            412,395         22,682        422,705       192,765     412,395     213,293       213,293      422,705
    90            422,705         23,249        433,272       192,765     422,705     213,293       213,293      433,272
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

          (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

          (5) the contract earns a net return of 8% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.



                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    72           $104,000        $     0       $111,376      $100,000    $104,000    $110,240      $110,240     $111,376
    73            111,376              0        119,276       100,000     111,376     118,059       118,059      119,276
    74            119,276              0        127,736       100,000     119,276     126,432       126,432      127,736
    75            127,736              0        136,796       100,000     127,736     135,400       135,400      136,796
    76            136,796              0        146,498       100,000     136,796     145,003       145,003      146,498
    77            146,498              0        156,889       100,000     146,498     155,288       155,288      156,889
    78            156,889              0        168,016       100,000     156,889     166,302       166,302      168,016
    79            168,016              0        179,933       100,000     168,016     178,097       178,097      179,933
    80            179,933              0        192,695       100,000     179,933     190,729       190,729      192,695
    81            192,695              0        206,362       100,000     192,695     204,257       204,257      206,362
    82            206,362         15,312        205,687       200,000     206,362     218,744       218,744      205,687
    83            205,687         15,312        204,915       200,000     206,362     218,744       218,744      204,915
    84            204,915         15,312        204,082       200,000     206,362     218,744       218,744      204,082
    85            204,082         15,312        203,182       200,000     206,362     218,744       218,744      203,182
    86            203,182         15,312        202,211       200,000     206,362     218,744       218,744      202,211
    87            202,211         15,312        201,161       200,000     206,362     218,744       218,744      201,161
    88            201,161         15,312        200,028       200,000     206,362     218,744       218,744      200,028
    89            200,028         15,312        198,804       200,000     206,362     218,744       218,744      198,804
    90            198,804         15,312        197,482       200,000     206,362     218,744       218,744      197,482
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

          (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

          (5) the contract earns a net return of 8% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.



                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    72           $104,000        $     0       $110,948      $100,000    $104,000    $110,240      $110,240     $110,948
    73            110,948              0        118,389       100,000     110,948     117,605       117,605      118,389
    74            118,389              0        126,358       100,000     118,389     125,492       125,492      126,358
    75            126,358              0        134,891       100,000     126,358     133,939       133,939      134,891
    76            134,891              0        144,031       100,000     134,891     142,985       142,985      144,031
    77            144,031              0        153,818       100,000     144,031     152,672       152,672      153,818
    78            153,818              0        164,299       100,000     153,818     163,047       163,047      164,299
    79            164,299              0        175,524       100,000     164,299     174,157       174,157      175,524
    80            175,524              0        187,545       100,000     175,524     186,056       186,056      187,545
    81            187,545              0        200,419       100,000     187,545     198,798       198,798      200,419
    82            200,419         14,871        199,335       200,000     200,419     212,444       212,444      199,335
    83            199,335         14,871        198,184       200,000     200,419     212,444       212,444      198,184
    84            198,184         14,871        197,003       200,000     200,419     212,444       212,444      197,003
    85            197,003         14,871        195,788       200,000     200,419     212,444       212,444      195,788
    86            195,788         14,871        194,538       200,000     200,419     212,444       212,444      194,538
    87            194,538         14,871        193,249       200,000     200,419     212,444       212,444      193,249
    88            193,249         14,871        191,918       200,000     200,419     212,444       212,444      191,918
    89            191,918         14,871        190,541       200,000     200,419     212,444       212,444      190,541
    90            190,541         14,871        189,054       200,000     200,419     212,444       212,444      189,054
--------------------------------------------------------------------------------------------------------------------------

   12. The Death Benefit

   The disclosure in "The Death Benefit" section of the prospectus is revised to reflect that the Annual Step-Up Death Benefit may be elected with Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application.

   13. Income Payments

   The disclosure in the "Income Payments and the Annuity Commencement Date" section of the prospectus is revised to reflect that, if Income Payments have not commenced upon reaching the latest permitted Annuity Commencement Date, and Lifetime Income Plus Solution applies, we will begin making payments to the named payee pursuant to Optional Payment Plan 6, Fixed Income for Life. In addition, the disclosure in the prospectus discussing Optional Payment Plan 6, which is found on page 81 of the prospectus under the heading "Optional Payment Plans," is replaced in its entirety with the following:

       Optional Payment Plan 6 -- Fixed Income for Life. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

Part A and Part B of Post-Effective Amendment No. 3 to the Registration Statement, which was filed with the Securities and Exchange Commission on April 25, 2008, are incorporated by reference into this Post-Effective Amendment No. 4 to the Registration Statement.


                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

(1)(a)      Resolution of Board of Directors of GE Life and Annuity Assurance
            Company authorizing the establishment of GE Life & Annuity Separate
            Account 7. Previously filed on April 20, 2006 with the Initial
            Registration Statement on Form N-4 for Genworth Life & Annuity
            Separate Account 2, Registration No. 333-133425.

(1)(b)      Resolution of the Board of Directors of GE Life and Annuity Assurance
            Company authorizing the change in name of GE Life and Annuity
            Assurance Company to Genworth Life and Annuity Insurance Company.
            Previously filed on April 20, 2006 with the Initial Registration
            Statement on Form N-4 for Genworth Life & Annuity Separate Account 2,
            Registration No. 333-133425.

(2)         Not Applicable.

(3)(a)      Underwriting Agreement between Genworth Life and Annuity Insurance
            Company and Capital Brokerage Corporation. Previously filed on
            September 13, 2002 with Post-Effective Amendment No. 4 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-47732.

(3)(b)      Dealer Sales Agreement. Previously filed on September 13, 2002 with
            Post-Effective Amendment No. 4 to Form N-4 for Genworth Life &
            Annuity VA Separate Account 1, Registration No. 333-47732.

(4)(a)(i)   Form of contract. Previously filed on May 25, 2006 with the Initial
            Registration Statement on Form N-4 for Genworth Life & Annuity VA
            Separate Account 2, Registration No. 333-134457.

(4)(a)(ii)  Genworth Life and Annuity Insurance Company Guarantee Account
            Endorsement. Previously filed on May 25, 2006 with the Initial
            Registration Statement on Form N-4 for Genworth Life & Annuity VA
            Separate Account 2, Registration No. 333-134457.

(4)(a)(iii) Surrender Charge Endorsement. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life &
            Annuity VA Separate Account 2, Registration No. 333-134457.

(4)(a)(iv)  Waiver of Surrender Charge Endorsement. Previously filed on May 25,
            2006 with the Initial Registration Statement on Form N-4 for Genworth
            Life & Annuity VA Separate Account 2, Registration No. 333-134457.

(4)(a)(v) Optional Death Proceeds Endorsement. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life
            & Annuity VA Separate Account 2, Registration No. 333-134457.

(4)(a)(vi) IRA Endorsement P5364 8/07. Previously filed on November 27, 2007 with Post-Effective Amendment No. 7 to Form N-4 for Genworth Life &
            Annuity VA Separate Account 2, Registration No. 333-140575.

(4)(a)(vii) Roth IRA Endorsement P5365 8/07. Previously filed on November 27,
            2007 with Post-Effective Amendment No. 7 to Form N-4 for Genworth
            Life & Annuity VA Separate Account 2, Registration No. 333-140575.

(4)(b)(i)   Payment Protection with Commutation Immediate and Deferred Variable
            Annuity Rider. Previously filed on September 1, 2006 with
            Post-Effective Amendment No. 2 to Form N-4 for Genworth Life &
            Annuity VA Separate Account 2, Registration No. 333-133425.

(4)(b)(ii)(a) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
              filed on April 20, 2007, with Pre-Effective Amendment No. 1 to Form
              N-4 for Genworth Life & Annuity VA Separate Account 2, Registration
              No. 333-140575.

(4)(b)(ii)(b) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
              filed on November 27, 2007 with Post-Effective Amendment No. 7 to
              Form N-4 for Genworth Life & Annuity VA Separate Account 2,
              Registration No. 333-140575.

(4)(b)(ii)(c) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
              filed on June 27, 2008 with Post-Effective Amendment No. 32 to Form
              N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
              No. 333-47732.

(4)(b)(iii)   Reserved.

(4)(b)(iv)(a) Guaranteed Income Rider P5283 11/04. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life
              & Annuity VA Separate Account 2, Registration No. 333-134457.

(4)(b)(iv)(b) Guaranteed Income Rider P5283U 11/04. Previously filed on May 25,
              2006 with the Initial Registration Statement on Form N-4 for Genworth
              Life & Annuity VA Separate Account 2, Registration No. 333-134457.

(4)(c)(i)     Annual Step-Up Benefit Rider P5222 1/06. Previously filed on May 25,
              2006 with the Initial Registration Statement on Form N-4 for Genworth
              Life & Annuity VA Separate Account 2, Registration No. 333-134457.

(4)(c)(ii)    Rollup Death Benefit Rider P5223 1/03. Previously filed on May 25,
              2006 with the Initial Registration Statement on Form N-4 for Genworth
              Life & Annuity VA Separate Account 2, Registration No. 333-134457.

(4)(c)(iii) Earnings Protector Death Benefit Rider P5239 1/03. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life & Annuity VA Separate Account 2, Registration
              No. 333-134457.

(4)(c)(iv)    Greater of Annual Step-Up and Rollup Death Benefit Rider P5224 1/03.
              Previously filed on May 25, 2006 with the Initial Registration
              Statement on Form N-4 for Genworth Life & Annuity VA Separate Account
              2, Registration No. 333-134457.

(5)           Form of Application. Previously filed on July 26, 2006 with
              Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
              VA Separate Account 2, Registration No. 333-134457.

(6)(a)        Amended and Restated Articles of Incorporation of Genworth Life and
              Annuity Insurance Company. Previously filed on January 3, 2006 with
              Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
              Annuity VA Separate Account 1, Registration No. 333-31172.

(6)(b)        By-Laws of Genworth Life and Annuity Insurance Company. Previously
              filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
              N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
              No. 333-31172.

(7)           Not Applicable.

(8)(a)(i)     Amended and Restated Fund Participation Agreement among Variable
              Insurance Products Funds, Fidelity Distributors Corporation and
              Genworth Life and Annuity Insurance Company. Previously filed on
              April 25, 2008 with Post-Effective Amendment No. 3 to Form N-4 for
              Genworth Life & Annuity VA Separate Account 1, Registration
              No. 333-140575.

(8)(a)(ii) First Amendment to Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors
              Corporation and Genworth Life and Annuity Insurance Company.
              Previously filed on April 25, 2008 with Post-Effective Amendment
              No. 3 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
              Registration No. 333-140575.

(8)(b)    Agreement between Oppenheimer Variable Account Funds, Oppenheimer
          Management Corporation, and GE Life and Annuity Assurance Company.
          Previously filed with Post-Effective Amendment No. 9 to Form N-4 for
          GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(8)(b)(i) Amendment to Agreement between Oppenheimer Variable Account Funds,
          Oppenheimer Management Corporation, and GE Life and Annuity Assurance
          Company. Previously filed with Post-Effective Amendment No. 9 to Form
          N-4 for GE Life & Annuity Separate Account 4, Registration
          No. 033-76334.

(8)(c)    [Reserved.]

(8)(d) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed with Post-Effective
          Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
          4, Registration No. 333-31172.

(8)(e)    [Reserved.]

(8)(f)    [Reserved.]

(8)(g)    [Reserved.]

(8)(h)    Participation Agreement between GE Investments Funds, Inc. and
          Genworth Life and Annuity Insurance Company. Previously filed on
          September 1, 2006 with Post-Effective Amendment No. 2 to Form N-4 for
          Genworth Life & Annuity VA Separate Account 2, Registration No.
          333-133425.

(8)(i)    Participation Agreement between AIM Variable Insurance Series and GE
          Life and Annuity Assurance Company. Previously filed with
          Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
          Separate Account 4, Registration No. 333-31172.

(8)(i)(i) Amendment to Fund Participation Agreement between Genworth Life and
          Annuity Insurance Company and AIM Variable Insurance Funds.
          Previously filed on April 20, 2007, with Pre-Effective Amendment No.
          1 to Form N-4 for Genworth Life & Annuity VA Separate Account 2,
          Registration No. 333-140575.

(8)(j)    [Reserved.]

(8)(k)    Participation Agreement between MFS Variable Insurance Trust and GE
          Life and Annuity Assurance Company. Previously filed with
          Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
          Separate Account 4, Registration No. 333-31172.

(8)(k)(i) Amendment to Fund Participation Agreement between Genworth Life and
          Annuity Insurance Company and MFS Variable Insurance Trust.
          Previously filed on April 20, 2007, with Pre-Effective Amendment
          No. 1 to Form N-4 for Genworth Life & Annuity VA Separate Account 2,
          Registration No. 333-140575.

(8)(l)    Participation Agreement between PIMCO Variable Insurance Trust and GE
          Life and Annuity Assurance Company. Previously filed with
          Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
          Separate Account 4, Registration No. 333-31172.

(8)(l)(i) Fund Participation Agreement between Genworth Life and Annuity
          Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 20, 2007, with Pre-Effective Amendment No. 1 to Form
          N-4 for Genworth Life & Annuity VA Separate Account 2, Registration
          No. 333-140575.

(8)(m)    [Reserved.]

(8)(n)    Participation Agreement between The Prudential Series Fund, Inc. and
          Genworth Life and Annuity Insurance Company. Previously filed on
          April 20, 2007, with Pre-Effective Amendment No. 1 to Form N-4 for
          Genworth Life & Annuity VA Separate Account 2, Registration No.
          333-140575.

(8)(o)    Participation Agreement between Van Kampen Life Investment Trust and
          Genworth Life and Annuity Insurance Company. Previously filed on
          April 20, 2007, with Pre-Effective Amendment No. 1 to Form N-4 for
          Genworth Life & Annuity VA Separate Account 2, Registration No.
          333-140575.

(8)(p)    [Reserved.]

(8)(q)    Participation Agreement between Nations Separate Account Trust and GE
          Life and Annuity Assurance Company. Previously filed on April 30,
          2004 with Post Effective Amendment No. 12 to Form N-4 for GE Life &
          Annuity Separate Account 4, Registration No. 333-47732.

(8)(r)    Participation Agreement between FAM Variable Series Funds, Inc.
          (formerly, Merrill Lynch Variable Series Funds, Inc.) and GE Life and
          Annuity Assurance Company. Previously filed with Post-Effective
          Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
          4, Registration No. 333-31172.

(8)(r)(i) First Amendment to the Participation Agreement between BlackRock
          Variable Series Funds, Inc., BlackRock Distributors, Inc. and
          Genworth Life and Annuity Insurance Company. Previously filed on
          April 25, 2008 with Post-Effective Amendment No. 3 to Form N-4 for
          Genworth Life & Annuity VA Separate Account 1, Registration
          No. 333-140575.

(8)(s)    [Reserved.]

(8)(t)    Amended and Restated Fund Participation Agreement between Franklin
          Templeton Variable Insurance Products Trust, Franklin/Templeton
          Distributors, Inc., Genworth Life and Annuity Insurance Company and
          Capital Brokerage Corporation. Previously filed with Post-Effective
          Amendment No. 22 to Form N-4 for Genworth Life & Annuity VA Separate
          Account 1, Registration No. 333-47732.

(8)(u)    Fund Participation Agreement between Genworth Life and Annuity
          Insurance Company and AllianceBernstein Variable Products Series
          Fund, Inc. Previously filed with Post-Effective Amendment No. 21 to
          Form N-4 for Genworth Life & Annuity VA Separate Account 1,
          Registration No. 333-31172.

(8)(u)(i) Amendment to Fund Participation Agreement between Genworth Life and
          Annuity Insurance Company and AllianceBernstein Variable Products
          Series Fund, Inc. Previously filed on April 20, 2007, with
          Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
          VA Separate Account 2, Registration No. 333-140575.

(8)(v)    Fund Participation Agreement between Genworth Life and Annuity
          Insurance Company and Eaton Vance Variable Trust. Previously filed with Post-Effective Amendment No. 6 to Form N-6 for Genworth Life &
          Annuity VL Separate Account 1, Registration No. 333-72572.

(8)(v)(i) Amendment to Fund Participation Agreement between Genworth Life and
          Annuity Insurance Company and Eaton Vance Variable Trust. Previously filed on April 20, 2007, with Pre-Effective Amendment No. 1 to Form
          N-4 for Genworth Life & Annuity VA Separate Account 2, Registration
          No. 333-140575.

(8)(w)    Fund Participation Agreement between Genworth Life and Annuity
          Insurance Company and The Universal Institutional Funds, Inc.
          Previously filed on April 20, 2007, with Pre-Effective Amendment
          No. 1 to Form N-4 for Genworth Life & Annuity VA Separate Account 2,
          Registration No. 333-140575.

(8)(x)    [Reserved.]

(8)(y)    Fund Participation Agreement between Genworth Life and Annuity
          Insurance Company and American Century Investment Services, Inc.
          regarding American Century Variable Portfolios II, Inc. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for Genworth
          Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(8)(z) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and Annuity Assurance Company. Previously filed on
          November 1, 2004 with Post-Effective Amendment No. 14 to Form N-4 for
          GE Life & Annuity Separate Account 4, Registration No. 333-47732.

(8)(aa)   Fund Participation Agreement between Genworth Life and Annuity
          Insurance Company and Federated Insurance Series. Previously filed on
          April 23, 2007 with Post-Effective Amendment No. 5 to Form N-4 for
          Genworth Life & Annuity VA Separate Account 2, Registration No.
          333-134457.

(8)(bb) Fund Participation Agreement between Genworth Life and Annuity
        Insurance Company and Legg Mason Partners Variable Equity Trust.
        Previously filed on April 23, 2007 with Post-Effective Amendment No.
        5 to Form N-4 for Genworth Life & Annuity VA Separate Account 2,
        Registration No. 333-134457.

(9) Opinion and Consent of Heather C. Harker, Counsel for Genworth Life and Annuity Insurance Company. Previously filed on April 25, 2008 with Post-Effective Amendment No. 3 to Form N-4 for Genworth Life &
        Annuity VA Separate Account 1, Registration No. 333-140575.

(10) Consent of Independent Registered Public Accounting Firm. Previously filed on April 25, 2008 with Post-Effective Amendment No. 3 to Form
        N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
        No. 333-140575.

(11)    Not Applicable.

(12)    Not Applicable.

(13)    Power of Attorney. Previously filed on April 25, 2008 with
        Post-Effective Amendment No. 3 to Form N-4 for Genworth Life &
        Annuity VA Separate Account 1, Registration No. 333-140575.

(14)    Power of Attorney for Kelly L. Groh. Filed herewith.


Item 25.  Directors and Officers of the Depositor


Pamela S. Schutz          Chairperson of the Board, President and Chief Executive
                          Officer

Paul A. Haley             Director, Senior Vice President and Chief Actuary

William C. Goings, II(4)  Director and Senior Vice President

Leon E. Roday(2)          Director and Senior Vice President

Geoffrey S. Stiff         Director and Senior Vice President

Victor C. Moses(2)        Director and Vice President

Brian J. Mason            Senior Vice President and Chief Compliance Officer

Thomas E. Duffy           Senior Vice President, General Counsel and Secretary

Kelly L. Groh             Senior Vice President and Chief Financial Officer

Mark W. Griffin(3)        Senior Vice President and Chief Investment Officer

Christopher J. Grady      Senior Vice President

James H. Reinhart         Senior Vice President

James D. Atkins           Senior Vice President

Patrick B. Kelleher       Senior Vice President

Thomas M. Stinson         Senior Vice President

John G. Apostle, II       Senior Vice President

Heather C. Harker         Vice President and Associate General Counsel

Jac J. Amerell            Vice President and Controller

Gary T. Prizzia(1)        Treasurer

Matthew P. Sharpe         Vice President


The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

(1) The principal business address is Genworth Financial, Inc., 6604 W. Broad Street, Richmond, Virginia 23230.

(2) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

(3) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

(4) The principal business address is Genworth Financial, Inc., 700 Main Street, Lynchburg, Virginia 24504.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]



Item 27.  Number of Contract Owners


   There were 225 owners of Qualified Contracts and 248 owners of Non-Qualified Contracts as of August 15, 2008.


Item 28.  Indemnification

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and
(b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3 and Genworth Life & Annuity VA Separate Account 4.

   (b)


         Name                   Address             Positions and Offices with Underwriter
         ----                    -------            --------------------------------------
Christopher J. Grady... 6610 W. Broad St.         Director, President and Chief Executive
                        Richmond, VA 23230        Officer
Geoffrey S. Stiff...... 6610 W. Broad St.         Director and Senior Vice President
                        Richmond, VA 23230
John G. Apostle, II.... 6620 W. Broad St.         Director
                        Richmond, VA 2320
Patrick B. Kelleher.... 6610 W. Broad St.         Senior Vice President
                        Richmond, VA 23230
Victor C. Moses........ 601 Union Street,         Senior Vice President
                        Suite 2200
                        Seattle, WA 98101
Edward J. Wiles, Jr.... 3001 Summer St.,          Senior Vice President
                        2nd Floor
                        Stamford, CT 06905
Scott E. Wolfe......... 6620 W. Broad Street      Senior Vice President and Chief Compliance
                        Richmond, VA 23230        Officer
Kelly L. Groh.......... 6610 W. Broad Street      Chief Financial Officer
                        Richmond, Virginia 23230

         Name                 Address         Positions and Offices with Underwriter
         ----                  -------        --------------------------------------
James H. Reinhart...... 6610 W. Broad St.       Vice President
                        Richmond, VA 23230
Michele L. Trampe...... 6610 W. Broad St.       Vice President and Controller
                        Richmond, VA 23230
Gary T. Prizzia........ 6620 W. Broad Street    Treasurer
                        Richmond, VA 23230
Gabor Molnar........... 6610 W. Broad St.       Financial & Operations Principal
                        Richmond, VA 23230

   (c)

                                    (2)
                                    Net
            (1)                Underwriting        (3)           (4)
          Name of              Discounts and  Compensation    Brokerage      (5)
    Principal Underwriter       Commissions   on Redemption  Commissions Compensation
    ---------------------      -------------  -------------  ----------- ------------
Capital Brokerage Corporation. Not Applicable Not Applicable     10%     $6.2 million

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 2 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 26th day of August, 2008.


                                   GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 (Registrant)

                                   By:          /s/  MATTHEW P. SHARPE
                                        -----------------------------------
                                                   Matthew P. Sharpe
                                                    Vice President

                                   GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                   (Depositor)

                                   By:          /s/  MATTHEW P. SHARPE
                                        -----------------------------------
                                                   Matthew P. Sharpe
                                                    Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


             Name                          Title                   Date
              ----                         -----                    ----

    /s/  PAMELA S. SCHUTZ*     Chairperson of the Board,      August 26, 2008
  ----------------------------   President and Chief
       Pamela S. Schutz          Executive Officer

  /s/  WILLIAM C. GOINGS, II*  Director and Senior Vice       August 26, 2008
  ----------------------------   President
     William C. Goings, II

      /s/  PAUL A. HALEY*      Director, Senior Vice          August 26, 2008
  ----------------------------   President and Chief Actuary
         Paul A. Haley

     /s/  VICTOR C. MOSES*     Director and Vice President    August 26, 2008
  ----------------------------
        Victor C. Moses

      /s/  LEON E. RODAY*      Director and Senior Vice       August 26, 2008
  ----------------------------   President
         Leon E. Roday

    /s/  GEOFFREY S. STIFF*    Director and Senior Vice       August 26, 2008
  ----------------------------   President
       Geoffrey S. Stiff

      /S/  KELLY L. GROH*      Senior Vice President and      August 26, 2008
  ----------------------------   Chief Financial Officer
         Kelly L. Groh

             Name                      Title                   Date
             ----                      -----                    ----

     /S/  JAC J. AMERELL*  Vice President and Controller  August 26, 2008
     ---------------------
       Jac J. Amerell*



*By:  /S/  MATTHEW P. SHARPE  ,                                        August 26, 2008
      -----------------------   pursuant to Power of Attorney executed
        Matthew P. Sharpe       on March 31, 2008 and on August 15,
                                2008